INCOME TAX EXPENSE/(CREDIT) (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	¥ (4,765)	¥ (8,180)	¥ (6,450)
Increase (decrease) in deferred tax liability (asset)	4,556	3,415	(1,730)
Balance	(209)	(4,765)	(8,180)
Dividend Withholding Tax [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	0	1,404	1,404
Increase (decrease) in deferred tax liability (asset)	0	(1,404)	0
Balance	0	0	1,404
Inventory Provision [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	(4,765)	(9,375)	(7,459)
Increase (decrease) in deferred tax liability (asset)	4,765	4,610	(1,916)
Balance	0	(4,765)	(9,375)
Impairment Loss [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	0	0	0
Increase (decrease) in deferred tax liability (asset)	0	0	0
Balance	0	0	0
Bad Debt Allowance [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	0	0	0
Increase (decrease) in deferred tax liability (asset)	0	0	0
Balance	0	0	0
Net Operating Allowance [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	0	0	(1,377)
Increase (decrease) in deferred tax liability (asset)	0	0	1,377
Balance	0	0	0
Depreciation And Amortization [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Balance	0	(209)	982
Increase (decrease) in deferred tax liability (asset)	(209)	209	(1,191)
Balance	¥ (209)	¥ 0	¥ (209)